CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 28,083	$ 67,896
Trade receivable, net of credit losses of $328 and $26, respectively	3,120	1,036
Prepaid expenses and other current assets	2,366	649
Inventories	5,653	2,929
Total current assets	39,222	72,510
LONG-TERM ASSETS
Restricted cash and other long-term assets	784	694
Operating lease right-of-use assets	1,861	836
Property and equipment, net	1,262	196
Intangible assets	12,525	0
Goodwill	7,538	0
Total long-term assets	23,970	1,726
Total assets	63,192	74,236
CURRENT LIABILITIES:
Trade payables	5,069	1,950
Employees and payroll accruals	2,034	1,282
Deferred revenue	1,504	301
Current maturities of operating leases liability	1,296	564
Earnout liability	576	0
Other current liabilities	1,316	685
Total current liabilities	11,795	4,782
LONG-TERM LIABILITIES
Earnout liability	2,716	0
Deferred revenues	1,506	890
Non-current operating leases liability	607	333
Other long-term liabilities	58	66
Total long-term liabilities	4,887	1,289
Total liabilities	16,682	6,071
COMMITMENTS AND CONTINGENT LIABILITIES
Shareholders’ equity:
Ordinary share of NIS 0.25 par value-Authorized: 120,000,000 shares at December 31, 2023 and December 31, 2022; Issued: 64,132,706 and 63,023,506 shares at December 31, 2023 and December 31, 2022, respectively; Outstanding: 60,110,099 and 60,090,298 shares as of December 31, 2023 and December 31, 2022 respectively	4,487	4,489
Additional paid-in capital	281,109	279,857
Treasury Shares at cost, 4,022,607 and 2,933,208 ordinary shares at December 31, 2023 and December 31, 2022 respectively	(3,203)	(2,431)
Accumulated deficit	(235,883)	(213,750)
Total shareholders' equity	46,510	68,165
Total liabilities and shareholders' equity	$ 63,192	$ 74,236